Commercial Mortgage Loans - Commercial Mortgage Loan Portfolio, Excluding Fair Value (Q2) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 3,126,303	$ 2,714,734
Commercial Mortgage Receivable, Held-For-Investment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 3,135,508	$ 2,722,863
Commercial Mortgage Receivable, Held-For-Investment | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	100.00%	100.00%	100.00%
Commercial Mortgage Receivable, Held-For-Investment | Geographic Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	100.00%	100.00%
Commercial Mortgage Receivable, Held-For-Investment | Southeast
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 922,046	$ 796,908
Commercial Mortgage Receivable, Held-For-Investment | Southeast | Geographic Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	29.40%	29.30%
Commercial Mortgage Receivable, Held-For-Investment | Southwest
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 869,962	$ 515,392
Commercial Mortgage Receivable, Held-For-Investment | Southwest | Geographic Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	27.70%	18.90%
Commercial Mortgage Receivable, Held-For-Investment | Far West
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 438,667	$ 415,173
Commercial Mortgage Receivable, Held-For-Investment | Far West | Geographic Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	14.00%	15.20%
Commercial Mortgage Receivable, Held-For-Investment | Mideast
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 437,686	$ 473,514
Commercial Mortgage Receivable, Held-For-Investment | Mideast | Geographic Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	14.00%	17.40%
Commercial Mortgage Receivable, Held-For-Investment | Great Lakes
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 155,617	$ 199,203
Commercial Mortgage Receivable, Held-For-Investment | Great Lakes | Geographic Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	5.00%	7.30%
Commercial Mortgage Receivable, Held-For-Investment | Plains
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 101,032	$ 116,143
Commercial Mortgage Receivable, Held-For-Investment | Plains | Geographic Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	3.20%	4.30%
Commercial Mortgage Receivable, Held-For-Investment | Various
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 93,076	$ 136,855
Commercial Mortgage Receivable, Held-For-Investment | Various | Geographic Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	3.00%	5.00%
Commercial Mortgage Receivable, Held-For-Investment | New England
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 68,671	$ 69,675
Commercial Mortgage Receivable, Held-For-Investment | New England | Geographic Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	2.10%	2.60%
Commercial Mortgage Receivable, Held-For-Investment | Rocky Mountain
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 48,751	$ 0
Commercial Mortgage Receivable, Held-For-Investment | Rocky Mountain | Geographic Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	1.60%	0.00%
Commercial Mortgage Receivable, Held-For-Investment | Multifamily
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 1,610,299	$ 1,202,694
Commercial Mortgage Receivable, Held-For-Investment | Multifamily | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	51.40%	44.20%	53.90%
Commercial Mortgage Receivable, Held-For-Investment | Office
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 527,294	$ 517,464
Commercial Mortgage Receivable, Held-For-Investment | Office | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	16.80%	19.00%	15.00%
Commercial Mortgage Receivable, Held-For-Investment | Hospitality
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 472,152	$ 403,908
Commercial Mortgage Receivable, Held-For-Investment | Hospitality | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	15.10%	14.80%	16.10%
Commercial Mortgage Receivable, Held-For-Investment | Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 159,627	$ 243,404
Commercial Mortgage Receivable, Held-For-Investment | Industrial | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	5.10%	8.90%	4.30%
Commercial Mortgage Receivable, Held-For-Investment | Mixed Use
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 132,200	$ 102,756
Commercial Mortgage Receivable, Held-For-Investment | Mixed Use | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	4.20%	3.80%	2.10%
Commercial Mortgage Receivable, Held-For-Investment | Self-Storage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 81,209	$ 86,424
Commercial Mortgage Receivable, Held-For-Investment | Self-Storage | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	2.60%	3.20%	2.40%
Commercial Mortgage Receivable, Held-For-Investment | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 75,995	$ 78,550
Commercial Mortgage Receivable, Held-For-Investment | Retail | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	2.40%	2.90%	4.00%
Commercial Mortgage Receivable, Held-For-Investment | Manufactured Housing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 60,332	$ 71,263
Commercial Mortgage Receivable, Held-For-Investment | Manufactured Housing | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	1.90%	2.60%	1.60%
Commercial Mortgage Receivable, Held-For-Investment | Land
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 16,400	$ 16,400
Commercial Mortgage Receivable, Held-For-Investment | Land | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	0.50%	0.60%	0.60%
Commercial Mortgage Receivable, Held-For-Sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 75,927	$ 67,650
Commercial Mortgage Receivable, Held-For-Sale | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	100.00%	100.00%	100.00%
Commercial Mortgage Receivable, Held-For-Sale | Geographic Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage		100.00%
Commercial Mortgage Receivable, Held-For-Sale | Southeast
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 4,750	$ 0
Commercial Mortgage Receivable, Held-For-Sale | Southeast | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	6.30%
Commercial Mortgage Receivable, Held-For-Sale | Southeast | Geographic Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage		0.00%
Commercial Mortgage Receivable, Held-For-Sale | Southwest
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 32,677	$ 0
Commercial Mortgage Receivable, Held-For-Sale | Southwest | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	43.00%
Commercial Mortgage Receivable, Held-For-Sale | Southwest | Geographic Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage		0.00%
Commercial Mortgage Receivable, Held-For-Sale | Far West
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 18,000	$ 58,500
Commercial Mortgage Receivable, Held-For-Sale | Far West | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	23.70%
Commercial Mortgage Receivable, Held-For-Sale | Far West | Geographic Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage		86.50%
Commercial Mortgage Receivable, Held-For-Sale | Great Lakes
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 3,450	$ 9,150
Commercial Mortgage Receivable, Held-For-Sale | Great Lakes | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	4.50%
Commercial Mortgage Receivable, Held-For-Sale | Great Lakes | Geographic Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage		13.50%
Commercial Mortgage Receivable, Held-For-Sale | Various
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 6,050	$ 0
Commercial Mortgage Receivable, Held-For-Sale | Various | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	8.00%
Commercial Mortgage Receivable, Held-For-Sale | Various | Geographic Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage		0.00%
Commercial Mortgage Receivable, Held-For-Sale | New England
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 11,000	$ 0
Commercial Mortgage Receivable, Held-For-Sale | New England | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	14.50%
Commercial Mortgage Receivable, Held-For-Sale | New England | Geographic Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage		0.00%
Commercial Mortgage Receivable, Held-For-Sale | Multifamily
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 14,937	$ 0
Commercial Mortgage Receivable, Held-For-Sale | Multifamily | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	19.70%	0.10%	69.60%
Commercial Mortgage Receivable, Held-For-Sale | Office
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 32,450	$ 100
Commercial Mortgage Receivable, Held-For-Sale | Office | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	42.70%	0.10%
Commercial Mortgage Receivable, Held-For-Sale | Hospitality | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage		0.00%	7.10%
Commercial Mortgage Receivable, Held-For-Sale | Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 3,435	$ 67,550
Commercial Mortgage Receivable, Held-For-Sale | Industrial | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	4.50%	99.90%	21.00%
Commercial Mortgage Receivable, Held-For-Sale | Mixed Use
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 18,035	$ 0
Commercial Mortgage Receivable, Held-For-Sale | Mixed Use | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	23.80%	0.00%
Commercial Mortgage Receivable, Held-For-Sale | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 7,070	$ 0
Commercial Mortgage Receivable, Held-For-Sale | Retail | Customer Concentration Risk | Commercial Mortgage Loans, held for sale, measured at fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	9.30%	0.00%	2.30%